Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 02, 2022	Oct. 15, 2021	Aug. 23, 2021
VaccineCo
Subsequent Event [Line Items]
Common stock issued (in shares)		4,000,000
Private Placement
Subsequent Event [Line Items]
Common stock issued (in shares)			2,727,273
Price per share			$ 11.00
Proceeds from Issuance of Common Stock	$ 25.0		$ 27.4
Preferred Investment Options
Subsequent Event [Line Items]
Price per share			$ 12.00
Preferred Investment Options | Maximum
Subsequent Event [Line Items]
Common stock issued (in shares)			2,727,273
Subsequent Event [Member] | Private Placement
Subsequent Event [Line Items]
Common stock issued (in shares)	7,824,727
Price per share	$ 3.195
Proceeds from Issuance of Common Stock	$ 25.0
Subsequent Event [Member] | Preferred Investment Options
Subsequent Event [Line Items]
Common stock issued (in shares)	7,824,727
Price per share	$ 3.07